INITIAL ADOPTION OF NEW STANDARDS	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
INITIAL ADOPTION OF NEW STANDARDS

NOTE 2 - INITIAL ADOPTION OF NEW STANDARDS

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes - Simplifying the Accounting for Income Taxes” (“Topic 740”). The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The ASU also clarifies and amends existing guidance to improve consistent application among reporting entities. The guidance will be effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.